Offsets	Oct. 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-299332
Initial Filing Date	Oct. 06, 2026
Fee Offset Claimed	$ 2,375.73
Explanation for Claimed Amount	The Company previously paid $2,375.73 with respect to common stock included herein based on a maximum aggregate offering price of $34,500,000.00 in connection with its filing of the Registration Statement on Form S-1 (File No. 333-299332) on October 6, 2026. In accordance with Rule 457(b) under the Securities Act, the Company is using $2,375.73 of the previously paid fees to offset the filing fee payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Actuate Therapeutics, Inc.
Form or Filing Type	S-1
File Number	333-299332
Filing Date	Oct. 06, 2026
Fee Paid with Fee Offset Source	$ 2,375.73